Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2025
CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2025
	Granted on November 13, 2020		Granted on November 13, 2020		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	142.25	$193.50	93	$171.70	7	$166.50
Options exercised	(47.00)	171.70	(85)	166.50	(7)	166.50
Options forfeited	(2.25)	—	(1)	—	—	—
Options outstanding at end of the year	93.00	171.70	7	166.50	—	—
Options exercisable at end of the year	—	—	7	166.50	—	—
Weighted average remaining contractual life (years)	1.87		0.87		—

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$356.00
Exercise price (NT$)	$206.00
Dividend yield	—
Risk-free interest rate	0.18%
Expected life	5 years
Expected volatility	34.61%
Weighted average fair value of grants (NT$)	$173,893

CHT Security Co., Ltd. (CHTSC) [Member]
Statement [LineItems]
Outstanding Stock Options

Information about CHTSC’s outstanding stock options for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,083	$19.085	2,343	$19.085
Options exercised	(1,002)	19.085	(778)	19.085
Options forfeited	(41)	—	(46)	—
Options outstanding at end of the year	40	19.085	1,519	19.085
Options exercisable at end of the year	5	19.085	7	19.085
Weighted average remaining contractual life (years)	0.97		2.14

	Year Ended December 31, 2024
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	40	$19.085	1,519	$19.085
Options exercised	(20)	19.085	(699)	19.085
Options forfeited	(20)	—	(165)	—
Options outstanding at end of the year	—	—	655	19.085
Options exercisable at end of the year	—	—	5	19.085
Weighted average remaining contractual life (years)	—		1.14

	Year Ended December 31, 2025
	Granted on February 20, 2021
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	655	$19.085
Options exercised	(651)	19.085
Options forfeited	(2)	—
Options outstanding at end of the year	2	19.085
Options exercisable at end of the year	2	19.085
Weighted average remaining contractual life (years)	0.14

Assumptions used to Evaluate Options and Fair Value of Options

CHTSC used the fair value method to evaluate the options granted to employees on August 20, 2025 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on August 20, 2025
Grant-date share price (NT$)	$216.96
Exercise price (NT$)	$238.00
Dividend yield	—
Risk-free interest rate	0.97%
Expected life	0.038 years
Expected volatility	39.95%
Weighted average fair value of grants (NT$)	$1.03

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

C L P T Plan
Statement [LineItems]
Outstanding Stock Options

	Year Ended December 31, 2023
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	510	$15.90	440	$16.87	—	$—
Options granted	—	—	—	—	755	16.87
Options exercised	(55)	15.90	—	—	—	—
Options forfeited	(15)	—	—	—	—	—
Options outstanding at end of the year	440	14.40	440	15.30	755	15.30
Options exercisable at end of the year	192	14.40	—	—	—	—
Weighted average remaining contractual life (years)	1.16		2.41		3.74

	Year Ended December 31, 2024
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	440	$14.40	440	$15.30	755	$15.30
Options exercised	(415)	14.40	(220)	15.30	—	—
Options forfeited	—	—	—	—	(5)	—
Options outstanding at end of the year	25	13.30	220	14.10	750	14.10
Options exercisable at end of the year	25	13.30	—	—	—	—
Weighted average remaining contractual life (years)	0.16		1.41		2.74

	Year Ended December 31, 2025
	Granted on February 26, 2021		Granted on May 31, 2022		Granted on September 26, 2023		Granted on October 30, 2025
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	25	$13.30	220	$14.10	750	$14.10	—	$—
Options granted	—	—	—	—	—	—	305	16.87
Options exercised	—	—	(220)	12.60	(750)	12.60	(305)	16.87
Options forfeited	(25)	—	—	—	—	—	—	—
Options outstanding at end of the year	—	—	—	—	—	—	—	—
Options exercisable at end of the year	—	—	—	—	—	—	—	—
Weighted average remaining contractual life (years)	—		—		—		—

Assumptions used to Evaluate Options and Fair Value of Options

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on February 26, 2021	Stock Options Granted on May 31, 2022	Stock Options Granted on September 26, 2023	Stock Options Granted on October 30, 2025
Grant-date share price (NT$)	$17.63	$18.66	$28.43	$33.41
Exercise price (NT$)	$16.87	$16.87	$16.87	$16.87
Dividend yield	—	—	—	—
Risk-free interest rate	0.31%	0.98%	1.10%	1.20%
Expected life	4 years	4 years	4 years	0.08 years
Expected volatility	35.22%	35.76%	31.99%	29.59%
Weighted average fair value of grants (NT$)	$4,750	$5,665	$13,225	$16,560

IISI Plan [Member]
Statement [LineItems]
Assumptions used to Evaluate Options and Fair Value of Options

IISI used the fair value method to evaluate the options granted to employees on November 7, 2025 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on November 7, 2025
Grant-date share price (NT$)	$46.12
Exercise price (NT$)	$46.00
Dividend yield	—
Risk-free interest rate	1.20%
Expected life	0.04 years
Expected volatility	40.69%
Weighted average fair value of grants (NT$)	$1.57